Fair Value Measurements (Fair Value and Cost of Non-Derivative Instruments) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Carrying Value [Member]
Total Assets	$ 6.8	$ 7.1
Carrying Value [Member] | Money Market Funds [Member]
Total Master Trust Assets, Cost	0.3	0.4
Carrying Value [Member] | Equity Securities [Member]
Total Master Trust Assets, Cost	2.3	2.4
Carrying Value [Member] | Debt Securities [Member]
Total Master Trust Assets, Cost	4.0	4.1
Carrying Value [Member] | Hedge Funds [Member]
Total Master Trust Assets, Cost	0.1	0.1
Carrying Value [Member] | Tangible Assets [Member]
Total Master Trust Assets, Cost	0.1	0.1
Carrying Value [Member] | Debt [Member]
Long-term Debt	1,363.1	1,475.9
Fair Value [Member]
Total Master Trust Assets, Fair Value	8.8	8.1
Total Assets	8.8	8.1
Fair Value [Member] | Money Market Funds [Member]
Total Master Trust Assets, Fair Value	0.3	0.4
Fair Value [Member] | Equity Securities [Member]
Total Master Trust Assets, Fair Value	4.2	3.5
Fair Value [Member] | Debt Securities [Member]
Total Master Trust Assets, Fair Value	4.1	4.0
Fair Value [Member] | Hedge Funds [Member]
Total Master Trust Assets, Fair Value	0.1	0.1
Fair Value [Member] | Tangible Assets [Member]
Total Master Trust Assets, Fair Value	0.1	0.1
Fair Value [Member] | Debt [Member]
Debt, Fair Value	$ 1,404.0	$ 1,519.6